Financial Instruments and Risk Management - Market Risk (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) bbl	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($) bbl	Dec. 31, 2018 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Call options sold | bbl	35,714		35,714
Average Sold Call Price			$ 60.50
Gains (losses) on hedging instrument, fair value hedges	$ 16,000,000	$ 0
Unrealized mark to market loss (gain) (note 25)	44,000,000	(150,000,000)
Line of credit, maximum borrowing capacity	4,900,000,000
Hedged item, liabilities			500,000,000
Long-term debt	4,570,000,000	4,114,000,000	$ 2,387,000,000	$ 1,637,000,000
Tax relating to cash flow hedges	$ (3,000,000)	(5,000,000)
Volume hedged buying put options | bbl	36,263		36,263
Average Purchased Put Price	$ 55.61
Volume hedged selling put options | bbl	20,055		20,055
Average Sold Put Price	$ 50.77
Hedges of net investment in foreign operations [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value			$ 2,400,000,000	$ 2,700,000,000
Gains (losses) on hedges of net investments in foreign operations, net of tax	146,000,000	(262,000,000)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	30,000,000	$ 41,000,000
Syndicated Bank Facilities [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Line of credit, maximum borrowing capacity	$ 4,000,000,000